Critical Accounting Judgements, Estimates and Assumptions (Details Narrative) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Critical Accounting Judgements Estimates And Assumptions
Net loss after tax	$ 9,194,540	$ 5,903,451	$ 11,571,240	$ (34,402,821)
Cash in operating activities	1,272,356	1,433,529	3,083,677	2,855,761
Cash in investing activities	11,655,931	19,306,556	24,139,677	3,957,726
Cash and cash equivalents	6,228,229	$ 24,979,845	19,240,707	21,278,936	$ 15,516,112
Net assets	$ 102,749,183		$ 113,389,965	$ 104,329,326